Revenue	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Revenue

NOTE 4: REVENUE

4.1 Disaggregated revenue information

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
COA/Voyage revenues	$53,649	$49,488	$35,623
Time chartering revenues non-lease component	24,765	31,867	30,208
Dry port terminal revenues	73,112	80,180	58,552
Storage fees (dry port) revenues	3,364	3,452	882
Dockage revenues	3,948	4,310	3,136
Sale of products revenues-liquid port terminal	17,272	9,384	32,508
Liquid port terminal revenues	4,606	4,032	3,739
Other dry port terminal revenue	381	745	504
Turnover tax-non lease component	(375)	(441)	(558)
Revenue from contracts with customers	$180,722	$183,017	$164,594

Time chartering revenues lease component	$34,827	$44,813	$42,481
Turnover tax-lease component	(526)	(621)	(785)
Total revenue	$215,023	$227,209	$206,290

Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the segment information (Note 3):

	For the year ended December 31, 2020
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	-	$2,721	$50,928	$53,649
Time chartering revenues non-lease component	-	18,021	6,744	24,765
Dry port terminal revenues	73,112	-	-	73,112
Storage fees (dry port) revenues	3,364	-	-	3,364
Dockage revenues	3,948	-	-	3,948
Sale of products revenues-liquid port terminal	17,272	-	-	17,272
Liquid port terminal revenues	4,606	-	-	4,606
Other dry port terminal revenue	381	-	-	381
Turnover tax-non lease component	-	(345)	(30)	(375)
Revenue from contracts with customers	$102,683	$20,397	$57,642	$180,722

Time chartering revenues lease component	-	25,342	9,485	$34,827
Turnover tax-lease component	-	(485)	(41)	(526)
Total revenue	$102,683	$45,254	$67,086	$215,023
	For the year ended December 31, 2019
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	-	$1,924	$47,564	$49,488
Time chartering revenues non-lease component	-	18,944	12,923	31,867
Dry port terminal revenues	80,180	-	-	80,180
Storage fees (dry port) revenues	3,452	-	-	3,452
Dockage revenues	4,310	-	-	4,310
Sale of products revenues-liquid port terminal	9,384	-	-	9,384
Liquid port terminal revenues	4,032	-	-	4,032
Other dry port terminal revenue	745	-	-	745
Turnover tax-non lease component	-	(398)	(43)	(441)
Revenue from contracts with customers	$102,103	$20,470	$60,444	$183,017

Time chartering revenues lease component	-	26,641	18,172	$44,813
Turnover tax-lease component	-	(560)	(61)	(621)
Total revenue	$102,103	$46,551	$78,555	$227,209

	For the year ended December 31, 2018
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	-	$1,518	$34,105	$35,623
Time chartering revenues non-lease component	-	17,282	12,926	30,208
Dry port terminal revenues	58,552	-	-	58,552
Storage fees (dry port) revenues	882	-	-	882
Dockage revenues	3,136	-	-	3,136
Sale of products revenues-liquid port terminal	32,508	-	-	32,508
Liquid port terminal revenues	3,739	-	-	3,739
Other dry port terminal revenue	504	-	-	504
Turnover tax-non lease component	-	(535)	(23)	(558)
Revenue from contracts with customers	$99,321	$18,265	$47,008	$164,594

Time chartering revenues lease component	-	24,301	18,180	42,481
Turnover tax-lease component	-	(753)	(32)	(785)
Total revenue	$99,321	$41,813	$65,156	$206,290

4.2 Contract balances

	December 31, 2020	December 31, 2019
Trade receivable from contract with customers (Note 13)	34,190	30,703
Contract assets	906	67
Contract liabilities (Note 2(g))	2,011	2,762

4.3 Performance obligations

Trade receivables from contracts with customers represent net amounts receivable from customers in respect of voyage charters, port terminals and in respect of time charters for the non-lease (service component) of the receivable.

Contract assets represent amounts from contracts with customers that reflect services transferred to customers before payment or consideration is due. Specifically, contract assets represent the freight, demurrage, deviation and other amounts receivable from charterers for the completed voyage performance as at the period end. The balances of contract assets vary and depend on ongoing voyage charters at period end.

Contract liabilities represent the performance due to a customer for the remaining voyage as at the period end. This may happen in the case where the customer has made an advance payment before the completion of the voyage as of the period end date. The balances of contract liabilities vary and depend on advance payments received at period end.

As of December 31, 2020, the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period were as follows:

Amount
2021	$ 77,238
2022	68,451
2023	64,034
2024	60,400
2025	60,400
2026 and thereafter	583,643
Total	$ 914,166